Accruals And Other Payables (Tables)	9 Months Ended
Sep. 30, 2020
Payables and Accruals [Abstract]
Summary of accruals and other payables

	As of December 31,	As of September 30,
	2019	2020
	RMB	RMB	US$ (Note 2.5)
Current:
Staff salaries and welfare payables	30,166	15,783	2,325
Accrued external research and development activities related expenses	144,000	150,622	22,184
Accrued initial public offering costs payable	17,504	508	75
Accrued private placement offering costs payable	—	96,837	14,263
Withholding IIT payable related to stock options	16,201	—	—
Non-refundable incentive payment from depositary bank (Note)	—	2,630	387
Accrued traveling expenses, office expenses and others	65,682	71,937	10,595

	273,553	338,317	49,829

Non-current:
Non-refundable incentive payment from depositary bank (Note)	—	8,433	1,242